Tax Matters - Reconciliation of Gross Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Tax Contingency [Line Items]
Beginning Balance	$ (7,309)	[1]	$ (6,759)	[1]	$ (7,657)
Acquisitions	0	[2]	(72)	[2]	(49)	[2]
Divestitures	85	[3]	0	[3]	0	[3]
Increases based on tax positions taken during a prior period	(139)	[4]	(502)	[4]	(513)	[4]
Decreases based on tax positions taken during a prior period	1,442	[4],[5]	271	[4],[5]	2,384	[4],[5]
Decreases based on cash payments for a prior period	647		575		280
Increases based on tax positions taken during the current period	(1,125)	[4]	(855)	[4]	(1,396)	[4]
Impact of foreign exchange	78		(89)		104
Other, net	6	[6]	122	[6]	88	[6]
Ending Balance	$ (6,315)	[1]	$ (7,309)	[1]	$ (6,759)	[1]

[1]	In 2012, included in Income taxes payable ($36 million), Taxes and other current assets ($30 million), Taxes and other noncurrent assets ($169 million), Noncurrent deferred tax liabilities ($231 million) and Other taxes payable ($5.8 billion). In 2011, included in Income taxes payable ($357 million), Taxes and other current assets ($11 million), Taxes and other noncurrent assets ($225 million), Noncurrent deferred tax liabilities ($677 million) and Other taxes payable ($6.0 billion).
[2]	The amount in 2011 primarily relates to the acquisition of King. See also Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisitions.
[3]	In 2011, the Provision for taxes on income was impacted by the following:•U.S. tax expense of approximately $2.1 billion as a result of providing U.S. deferred income taxes on certain current-year funds earned outside the U.S. that will not be indefinitely reinvested overseas (see Note 5C. Tax Matters: Deferred Taxes); •International tax benefits of approximately $267 million, representing tax and interest, resulting from the resolution of certain prior-period tax positions with various foreign tax authorities and from the expiration of certain statutes of limitations, and U.S. tax benefits of approximately $80 million, representing tax and interest, resulting from the settlement of certain audits with the IRS; and•The non-deductibility of a $248 million fee payable to the federal government as a result of the U.S. Healthcare Legislation.
[4]	Primarily included in Provision for taxes on income.
[5]	Primarily related to effectively settling certain issues with the U.S. and foreign tax authorities. See also Note 5A. Tax Matters: Taxes on Income from Continuing Operations.
[6]	Includes decreases as a result of a lapse of applicable statutes of limitations.